FUND PROFILE

                           Intermediate-Term Tax-Free

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                           INTERMEDIATE-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund also may buy some quality, intermediate-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be between five and 10 years.

        Additional information about Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Tax-Free than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Intermediate-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of Intermediate-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

        The following bar chart shows the actual performance of Intermediate-Term Tax-Free's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                            1988  1989  1990   1991  1992  1993   1994   1995  1996  1997
                            ----  ----  ----   ----  ----  ----   ----   ----  ----  ----
Intermediate-Term Tax-Free  6.01  6.66  6.28  10.05  7.17  9.07  -2.06  11.93  3.94  7.44

As of September 30, 1998, the end of the most recent calendar quarter, Intermediate-Term Tax-Free's year-to-date return was 5.15%.


INTERMEDIATE-TERM TAX-FREE                          AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a quarter during the last 10 calendar years, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Intermediate-Term Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/95      4.17%
          Quarter Ended 3/31/94     -3.54%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman 5-Year GO Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                           1 YEAR      5 YEARS       10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Intermediate-Term Tax-Free       7.52%       5.47%          6.62%
           Lehman 5-Year GO Index           6.94%       5.45%          6.96%
                                                        (index as of 3/31/87)

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years        5 years        10 years
           ---------------------------------------------------
             $52         $163           $285            $640

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Intermediate-Term Tax-Free team are:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

        JOEL SILVA, Senior Portfolio Manager, has been a member of the Intermediate-Term Tax-Free team since June 1994. Mr. Silva joined American Century in 1989. He holds a bachelor's degree from California Polytechnic University and an MBA in corporate finance from California State University, Hayward. Mr. Silva is a Registered Representative.

6. HOW DO I BUY FUND SHARES?

        *   Complete and return the enclosed application

        *   Call us and exchange shares from another American Century fund

        *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                          INTERMEDIATE-TERM TAX-FREE


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

        *   telephone transactions

        *   wire and electronic funds transfers

        *   24-hour Automated Information Line transactions

        *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                         [american century logo(reg.sm)]
                                    American
                                     Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13783   9810

                                  FUND PROFILE

                              Limited-Term Tax-Free

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                              LIMITED-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Limited-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, short-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund may also buy some quality, short-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be five years or less.

        Additional information about Limited-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Tax-Free than for funds that have shorter weighted average maturities, such as money market funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Limited-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of Limited-Term Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Limited-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Limited-Term Tax-Free's Investor Class shares for each calendar year since the fund's inception on March 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                               1994      1995      1996       1997
Limited-Term Tax-Free          2.47      6.75      3.68       5.60

As of September 30, 1998, the end of the most recent calendar quarter, Limited-Term Tax-Free's year-to-date return was 4.15%.


Limited-Term Tax-Free                               American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since its inception on March 1, 1993, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Limited-Term Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 9/30/98      2.10%
          Quarter Ended 3/31/94     -0.14%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Merrill Lynch 0-3 Year Municipal Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                         1 YEAR      5 YEARS       LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
            Limited-Term Tax-Free         5.64%       4.74%           4.66%
            Merrill Lynch 0-3 Year
              Municipal Index             5.02%       4.55%           4.43%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year      3 years       5 years        10 years
           -------------------------------------------------
             $52        $163          $285            $640

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Limited-Term Tax-Free team are:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

        JOEL SILVA, Senior Portfolio Manager, has been a member of the Limited-Term Tax-Free team since August 1995. Mr. Silva joined American Century in 1989. He holds a bachelor's degree from California Polytechnic University and an MBA in corporate finance from California State University, Hayward. Mr. Silva is a Registered Representative.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                               Limited-Term Tax-Free


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Limited-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                         [american century logo(reg.sm)]
                                    American
                                     Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13784   9810

                                  FUND PROFILE

                               Long-Term Tax-Free

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                               LONG-TERM TAX-FREE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Long-Term Tax-Free seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, long-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund also may buy some quality, long-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be 10 years or longer.

        Additional information about Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Long-Term Tax-Free than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds,  at any given time the value of your shares of Long-Term
     Tax-Free may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Long-Term Tax-Free's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                     1988  1989  1990   1991  1992   1993   1994   1995  1996  1997
                     ----  ----  ----   ----  ----   ----   ----   ----  ----  ----
Long-Term Tax-Free  10.37  9.55  6.15  12.01  7.61  12.15  -5.58  18.50  3.08  9.59

As of September 30, 1998, the end of the most recent calendar quarter, Long-Term Tax-Free's year-to-date return was 6.23%.


Long-Term Tax-Free                                  American Century Investments


        The highest and lowest returns of the fund's Investor Class shares for a quarter during the last 10 calendar years are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Long-Term Tax-Free is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/95      6.68%
          Quarter Ended 3/31/94     -5.46%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Long-Term Municipal Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                            1 YEAR      5 YEARS      10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Long-Term Tax-Free                19.50%      6.36%         8.06%
           Lehman Long-Term Municipal
             Bond Index                      10.46%      7.11%         9.44%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.51%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses           0.51%

        (1)Based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years       5 years        10 years
           --------------------------------------------------
             $52         $163          $285            $640


           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Long-Term Tax-Free team is:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team and has been a member of the Long-Term Tax-Free team since May 1991. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


Fund Profile                                                  Long-Term Tax-Free


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions will automatically be reinvested in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                         [american century logo(reg.sm)]
                                    American
                                     Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13785   9810

                                  FUND PROFILE

                              Tax-Free Money Market

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                              TAX-FREE MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys high-quality, cash-equivalent securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund also may buy some high-quality, cash-equivalent debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *Some of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Tax-Free Money Market's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997
                       ----  ----  ----  ----  ----  ----  ----  ----  ----  ----
Tax-Free Money Market  4.95  6.04  5.60  4.21  2.47  1.90  2.31  3.36  2.98  3.43

As of September 30, 1998, the end of the most recent calendar quarter, Tax-Free Money Market's year-to-date return was 2.69%.

        The highest and lowest returns of the fund's Investor Class shares for a quarter during the last 10 calendar years since January 1, 1988, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/89      1.59%
          Quarter Ended 3/31/94      0.44%


Tax-Free Money Market                               American Century Investments


        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lipper Tax-Exempt Money Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                         1 YEAR       5 YEARS       10 YEARS
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Tax-Free Money Market          3.69%        3.05%          3.63%
           Lipper Tax-Exempt Money
             Market Average               3.03%        2.89%          3.54%
                                                      (index as of 8/31/84)

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                               0.50%(1)
           Distribution and Service (12b-1) Fees        None
           Other Expenses(2)                            0.00%
           Total Annual Fund Operating Expenses         0.50%

        (1)Based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years        5 years        10 years
           ---------------------------------------------------
            $51          $160           $279            $627

        Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Tax-Free Money Market team are:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

        BRYAN E. KARCHER, Portfolio Manager, has been a member of the Tax-Free Money Market team since April 1995. Mr. Karcher joined American Century in 1989 and has been a portfolio manager since 1995. He holds a bachelor's degree in economics from the University of California, Los Angeles and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Free Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Fund Profile                                               Tax-Free Money Market


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

                         [american century logo(reg.sm)]
                                    American
                                     Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13786   9810

                                  FUND PROFILE

                              High-Yield Municipal

                                 INVESTOR CLASS

                                November 6, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                              HIGH-YIELD MUNICIPAL

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        High-Yield Municipal seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys long- and intermediate-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

        The fund also may buy long- and intermediate-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities to fund for-profit private projects, such as hospitals and athletic stadiums.

        The fund buys securities that are considered below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

        The weighted average maturity of the fund is expected to be 10 years or longer.

        Additional information about High-Yield Municipal's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *Interest  rate  changes  affect the  amount of income  the fund  generates.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

    *The fund may invest in securities rated below investment grade, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds, at any given time the value of your shares of High-Yield Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, High-Yield Municipal is intended for investors who seek high current income that is exempt from federal income tax through a municipal securities fund and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


High-Yield Municipal                                American Century Investments


      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.65%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses(2)                              0.00%
           Total Annual Fund Operating Expenses(3)        0.65%

        (1)These numbers are based on assets as of May 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

        (3)The advisor has agreed to waive all expenses of High-Yield Municipal through April 30, 1999.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year       3 years        5 years        10 years
           ---------------------------------------------------
             $66         $208           $362            $809

           Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the High-Yield Municipal team are:

        G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the American Century Municipal Trust team. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

        STEVEN M. PERMUT, Senior Portfolio Manager and Director of Municipal Research, has been a member of the High-Yield Municipal team since its inception in March 1998. Mr. Permut joined American Century in 1987. He holds a bachelor's degree in business and geography from State University of New York, Oneonta and an MBA in Finance from Golden Gate University, San Francisco.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed application

    * Call us and exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        High-Yield Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                                High-Yield Municipal


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

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                         [american century logo(reg.sm)]
                                    American
                                     Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-13787   9810